Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Reverse Stock Split
Reverse Stock Split

(17) Reverse Stock Split

On November 30, 2023, the Company completed a one-for-twenty reverse stock split (the “Reverse Stock Split”), which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.0001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Except where disclosed, all amounts related to number of shares and per share amounts have been retroactively restated in these financial statements.

(19) Reverse Stock Split

On November 30, 2023, the Company completed a one-for-twenty reverse stock split (the “Reverse Stock Split”), which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the Reverse Stock Split. The number of shares of the Company’s authorized common stock was not affected by the Reverse Stock Split and the par value of the Company’s common stock remained unchanged at $0.0001 per share. No fractional shares were issued in connection with the Reverse Stock Split. Except where disclosed, all amounts related to number of shares and per share amounts have been retroactively restated in these financial statements.